Long-Term Debt (Schedule Of Long-Term Debt) (Details) - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Sep. 15, 2022	Sep. 08, 2022	May 20, 2022	Nov. 16, 2021	Mar. 20, 2020
Debt Instrument [Line Items]
Total long-term debt	$ 11,345	$ 10,127	$ 9,327
Unamortized discount and debt issuance costs	(119)	(95)	(98)
Less amount due currently	(100)	(882)
Long-term debt, less amounts due currently	11,126	9,150	9,229
Secured Debt [Member]
Debt Instrument [Line Items]
Fixed rate secured long-term debt	11,245	10,127
Unsecured Debt [Member]
Debt Instrument [Line Items]
Variable rate unsecured long-term debt	$ 100
4.10% Senior Notes Due June 1, 2022 [Member]
Debt Instrument [Line Items]
Interest rate	4.55%
4.10% Senior Notes Due June 1, 2022 [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Fixed rate secured long-term debt		$ 400	$ 400
Interest rate	4.10%	4.10%	4.10%
Maturity date	Jun. 01, 2022	Jun. 01, 2022	Jun. 01, 2022
7.00% Debentures Due September 1, 2022 [Member]
Debt Instrument [Line Items]
Interest rate	7.00%
7.00% Debentures Due September 1, 2022 [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Fixed rate secured long-term debt		$ 482	$ 482
Interest rate	7.00%	7.00%	7.00%
Maturity date	Sep. 01, 2022	Sep. 01, 2022	Sep. 01, 2022
2.75% Senior Notes due June 1, 2024 [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Fixed rate secured long-term debt	$ 500	$ 500	$ 500
Interest rate	2.75%	2.75%	2.75%
Maturity date	Jun. 01, 2024	Jun. 01, 2024	Jun. 01, 2024
2.95% Senior Notes Due April 1, 2025 [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Fixed rate secured long-term debt	$ 350	$ 350	$ 350
Interest rate	2.95%	2.95%	2.95%
Maturity date	Apr. 01, 2025	Apr. 01, 2025	Apr. 01, 2025
0.55% Senior Notes Due October 1, 2025 [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Fixed rate secured long-term debt	$ 450	$ 450	$ 450
Interest rate	0.55%	0.55%	0.55%
Maturity date	Oct. 01, 2025	Oct. 01, 2025	Oct. 01, 2025
3.86% Senior Notes, Series A, due December 3, 2025 [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Fixed rate secured long-term debt	$ 174	$ 174	$ 174
Interest rate	3.86%	3.86%	3.86%
Maturity date	Dec. 03, 2025	Dec. 03, 2025	Dec. 03, 2025
3.86% Senior Notes, Series B, due January 14, 2026 [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Fixed rate secured long-term debt	$ 38	$ 38	$ 38
Interest rate	3.86%	3.86%	3.86%
Maturity date	Jan. 14, 2026	Jan. 14, 2026	Jan. 14, 2026
3.70% Senior Notes Due November 15, 2028 [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Fixed rate secured long-term debt	$ 650	$ 650	$ 650
Interest rate	3.70%	3.70%	3.70%
Maturity date	Nov. 15, 2028	Nov. 15, 2028	Nov. 15, 2028
5.75% Senior Notes Due March 15, 2029 [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Fixed rate secured long-term debt	$ 318	$ 318	$ 318
Interest rate	5.75%	5.75%	5.75%
Maturity date	Mar. 15, 2029	Mar. 15, 2029	Mar. 15, 2029
2.75% Senior Notes Due May 15, 2030 [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Fixed rate secured long-term debt	$ 700	$ 700	$ 400				$ 300	$ 400
Interest rate	2.75%	2.75%	2.75%
Maturity date	May 15, 2030	May 15, 2030	May 15, 2030
7.00% Senior Notes Due May 1, 2032 [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Fixed rate secured long-term debt	$ 494	$ 494	$ 494
Interest rate	7.00%	7.00%	7.00%
Maturity date	May 01, 2032	May 01, 2032	May 01, 2032
7.25% Senior Notes Due January 15, 2033 [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Fixed rate secured long-term debt	$ 323	$ 323	$ 323
Interest rate	7.25%	7.25%	7.25%
Maturity date	Jan. 15, 2033	Jan. 15, 2033	Jan. 15, 2033
7.50% Senior Notes Due September 1, 2038 [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Fixed rate secured long-term debt	$ 300	$ 300	$ 300
Interest rate	7.50%	7.50%	7.50%
Maturity date	Sep. 01, 2038	Sep. 01, 2038	Sep. 01, 2038
5.25% Senior Notes Due September 30, 2040 [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Fixed rate secured long-term debt	$ 475	$ 475	$ 475
Interest rate	5.25%	5.25%	5.25%
Maturity date	Sep. 30, 2040	Sep. 30, 2040	Sep. 30, 2040
4.55% Senior Notes Due December 1, 2041 [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Fixed rate secured long-term debt	$ 400	$ 400	$ 400
Interest rate	4.55%	4.55%	4.55%
Maturity date	Dec. 01, 2041	Dec. 01, 2041	Dec. 01, 2041
5.30% Senior Notes Due June 1, 2042 [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Fixed rate secured long-term debt	$ 348	$ 348	$ 348
Interest rate	5.30%	5.30%	5.30%
Maturity date	Jun. 01, 2042	Jun. 01, 2042	Jun. 01, 2042
3.75% Senior Notes Due April 1, 2045 [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Fixed rate secured long-term debt	$ 550	$ 550	$ 550
Interest rate	3.75%	3.75%	3.75%
Maturity date	Apr. 01, 2045	Apr. 01, 2045	Apr. 01, 2045
3.80% Senior Notes Due September 30, 2047 [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Fixed rate secured long-term debt	$ 325	$ 325	$ 325
Interest rate	3.80%	3.80%	3.80%
Maturity date	Sep. 30, 2047	Sep. 30, 2047	Sep. 30, 2047
4.10% Senior Notes Due November 15, 2048 [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Fixed rate secured long-term debt	$ 450	$ 450	$ 450
Interest rate	4.10%	4.10%	4.10%
Maturity date	Nov. 15, 2048	Nov. 15, 2048	Nov. 15, 2048
3.80% Senior Notes, Due June 1, 2049 [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Fixed rate secured long-term debt	$ 500	$ 500	$ 500
Interest rate	3.80%	3.80%	3.80%
Maturity date	Jun. 01, 2049	Jun. 01, 2049	Jun. 01, 2049
3.10% Senior Notes, Due September 15, 2049 [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Fixed rate secured long-term debt	$ 700	$ 700	$ 700
Interest rate	3.10%	3.10%	3.10%
Maturity date	Sep. 15, 2049	Sep. 15, 2049	Sep. 15, 2049
3.70% Senior Notes Due May 15, 2050 [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Fixed rate secured long-term debt	$ 400	$ 400	$ 400
Interest rate	3.70%	3.70%	3.70%
Maturity date	May 15, 2050	May 15, 2050	May 15, 2050
2.70% Senior Notes Due November 15, 2051 [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Fixed rate secured long-term debt	$ 500	$ 500					$ 500
Interest rate	2.70%	2.70%	2.70%
Maturity date	Nov. 15, 2051	Nov. 15, 2051	Nov. 15, 2051
5.35% Senior Notes Due October 1, 2052 [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Fixed rate secured long-term debt	$ 300	$ 300	$ 300
Interest rate	5.35%	5.35%	5.35%
Maturity date	Oct. 01, 2052	Oct. 01, 2052	Oct. 01, 2052
4.15% Senior Notes due June 1, 2032
Debt Instrument [Line Items]
Interest rate	4.15%
4.15% Senior Notes due June 1, 2032 | Secured Debt [Member]
Debt Instrument [Line Items]
Fixed rate secured long-term debt	$ 400					$ 400
Interest rate	4.15%	4.15%
Maturity date	Jun. 01, 2032	Jun. 01, 2032
4.55% Senior Notes due September 15, 2032 [Member]
Debt Instrument [Line Items]
Fixed rate secured long-term debt				$ 500	$ 700
Interest rate	4.55%
4.55% Senior Notes due September 15, 2032 [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Fixed rate secured long-term debt	$ 700
Interest rate	4.55%	4.55%
Maturity date	Sep. 15, 2032	Sep. 15, 2032
4.60% Senior Notes due June 1, 2052 [Member]
Debt Instrument [Line Items]
Interest rate	4.60%
4.60% Senior Notes due June 1, 2052 [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Fixed rate secured long-term debt	$ 400					$ 400
Interest rate	4.60%	4.60%
Maturity date	Jun. 01, 2052	Jun. 01, 2052
4.95% Senior Notes due September 15, 2052 [Member]
Debt Instrument [Line Items]
Interest rate	4.95%
4.95% Senior Notes due September 15, 2052 [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Fixed rate secured long-term debt	$ 500
Interest rate	4.95%	4.95%
Maturity date	Sep. 15, 2052	Sep. 15, 2052
Term loan credit agreement maturing August 30, 2023 [Member] | Unsecured Debt [Member]
Debt Instrument [Line Items]
Variable rate unsecured long-term debt	$ 100